Stated capital - Share options, SARs, and performance shares held and exercised by executives (Details)	12 Months Ended
	Mar. 31, 2019 shares R / shares	Mar. 31, 2019 ZAR (R) shares R / shares	Mar. 31, 2019 shares R / shares	Mar. 31, 2019 shares R / $ R / shares	Mar. 31, 2019 shares R / £ R / shares	Mar. 31, 2018 shares R / shares	Mar. 31, 2018 ZAR (R) shares R / shares	Mar. 31, 2018 shares R / shares	Mar. 31, 2018 shares R / $ R / shares	Mar. 31, 2018 shares R / £ R / shares	Mar. 31, 2017 shares R / $	Mar. 31, 2017 shares R / £
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	9,100,000	9,100,000	9,100,000	9,100,000	9,100,000
Average foreign exchange rate				13.75	18.03				12.99	17.21	14.06	18.42
S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000
G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	2,100,000	2,100,000	2,100,000	2,100,000	2,100,000
C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return			10.00%
Number of other equity instruments outstanding (in shares)	25,921,000	25,921,000	25,921,000	25,921,000	25,921,000	28,039,000	28,039,000	28,039,000	28,039,000	28,039,000	20,810,000	20,810,000
SARs | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000
SARs | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	3,100,000	3,100,000	3,100,000	3,100,000	3,100,000	3,100,000	3,100,000	3,100,000	3,100,000	3,100,000
SARs | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	3,475,000	3,475,000	3,475,000	3,475,000	3,475,000	3,475,000	3,475,000	3,475,000	3,475,000	3,475,000
SARs | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	2,375,000	2,375,000	2,375,000	2,375,000	2,375,000	2,375,000	2,375,000	2,375,000	2,375,000	2,375,000
SARs | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000
SARs | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000	2,975,000
Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	0	0	0	0	0
Cumulative subscription revenue for fiscal years 2019 and 2020 | R		R 3,588,000,000
Currency target, cumulative adjusted EBITDA for fiscal years 2019 and 2020 | R		R 1,322,000,000
Average foreign exchange rate | R / $				13.8000
Performance Shares | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000
Performance Shares | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Performance Shares | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Performance Shares | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	200,000	200,000	200,000	200,000	200,000
Performance Shares | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Performance Shares | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Granted on January 3, 2012 | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)						2,000,000
Option strike price (cents per share) | R							R 1.54
Annual shareholder return								10.00%
JSE share price on grant date (cents per share) | R							6.28
Granted on January 3, 2012 | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)						750,000
Option strike price (cents per share) | R							1.54
Annual shareholder return								10.00%
JSE share price on grant date (cents per share) | R							R 6.48
Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						5,600,000	5,600,000	5,600,000	5,600,000	5,600,000
Option strike price (cents per share) | R							R 2.46
Annual shareholder return								10.00%
JSE share price on grant date (cents per share) | R							R 3.00
Granted on November 7, 2012 | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Number of share options exercised (in shares)	2,500,000
Option strike price (cents per share) | R		R 2.46
Annual shareholder return			10.00%
JSE share price on grant date (cents per share) | R		9.10
Granted on November 7, 2012 | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Number of share options exercised (in shares)	2,000,000
Option strike price (cents per share) | R		2.46
Annual shareholder return			10.00%
JSE share price on grant date (cents per share) | R		9.07
Granted on November 7, 2012 | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Number of share options exercised (in shares)	1,100,000					400,000
Option strike price (cents per share) | R		2.46					R 2.46
Annual shareholder return			10.00%					10.00%
JSE share price on grant date (cents per share) | R		R 10.30					R 4.51
Granted on November 7, 2012 | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						0	0	0	0	0
Number of share options exercised (in shares)						1,500,000
Option strike price (cents per share) | R							R 2.46
Annual shareholder return								10.00%
JSE share price on grant date (cents per share) | R							R 6.00
Granted on September 10, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000
Option strike price (cents per share) | R		R 4.11					R 4.11
Annual shareholder return			10.00%					10.00%
JSE share price on grant date (cents per share) | R		R 4.11					R 4.11
Granted on September 10, 2014 | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)						0	0	0	0	0
Granted on September 10, 2014 | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000
Granted on September 10, 2014 | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Granted on September 10, 2014 | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Granted on August 31, 2015 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return			10.00%					10.00%
JSE share price on grant date, other equity (cents per share) | R / shares	R 3.19	R 3.19	R 3.19	R 3.19	R 3.19	R 3.19	R 3.19	R 3.19	R 3.19	R 3.19
Granted on August 31, 2015 | SARs | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000
Granted on August 31, 2015 | SARs | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Granted on August 31, 2015 | SARs | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000
Granted on August 31, 2015 | SARs | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Granted on August 31, 2015 | SARs | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000
Granted on August 31, 2015 | SARs | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000
Granted on May 30, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return			10.00%					10.00%
JSE share price on grant date, other equity (cents per share) | R / shares	R 2.89	R 2.89	R 2.89	R 2.89	R 2.89	R 2.89	R 2.89	R 2.89	R 2.89	R 2.89
Granted on May 30, 2016 | SARs | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000	2,950,000
Granted on May 30, 2016 | SARs | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Granted on May 30, 2016 | SARs | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000
Granted on May 30, 2016 | SARs | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Granted on May 30, 2016 | SARs | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000
Granted on May 30, 2016 | SARs | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000
Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return			10.00%					10.00%
JSE share price on grant date, other equity (cents per share) | R / shares	R 3.28	R 3.28	R 3.28	R 3.28	R 3.28	R 3.28	R 3.28	R 3.28	R 3.28	R 3.28
Granted on November 24, 2016 | SARs | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000
Granted on November 24, 2016 | SARs | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	0	0	0	0	0	0	0	0	0	0
Granted on November 24, 2016 | SARs | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Granted on November 24, 2016 | SARs | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Granted on November 24, 2016 | SARs | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Granted on November 24, 2016 | SARs | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return			10.00%					10.00%
JSE share price on grant date, other equity (cents per share) | R / shares	R 3.45	R 3.45	R 3.45	R 3.45	R 3.45	R 3.45	R 3.45	R 3.45	R 3.45	R 3.45
Granted on May 30, 2017 | SARs | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	5,500,000	5,500,000	5,500,000	5,500,000	5,500,000	5,500,000	5,500,000	5,500,000	5,500,000	5,500,000
Granted on May 30, 2017 | SARs | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Granted on May 30, 2017 | SARs | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Granted on May 30, 2017 | SARs | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Granted on May 30, 2017 | SARs | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Granted on May 30, 2017 | SARs | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000	1,100,000
Granted on November 05, 2018 | Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
JSE share price on grant date, other equity (cents per share) | R / shares	R 10.00	R 10.00	R 10.00	R 10.00	R 10.00
Cumulative subscription revenue for fiscal years 2019 and 2020 | R		R 3,588,000,000
Currency target, cumulative adjusted EBITDA for fiscal years 2019 and 2020 | R		R 1,322,000,000
Average foreign exchange rate | R / $				13.8000
Granted on November 05, 2018 | Performance Shares | Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000
Granted on November 05, 2018 | Performance Shares | S Joselowitz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Granted on November 05, 2018 | Performance Shares | C Tasker
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Granted on November 05, 2018 | Performance Shares | P Dell
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	200,000	200,000	200,000	200,000	200,000
Granted on November 05, 2018 | Performance Shares | G Pretorius
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000
Granted on November 05, 2018 | Performance Shares | C Lewis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	400,000	400,000	400,000	400,000	400,000